Capital Instruments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Level 2 [Member]
Fair value of capital instruments [line items]
Capital instruments	$ 7,333	$ 8,712